Dear Shareholder:

The U.S. economy continues to generate strong growth, with continued gains in employment and robust domestic demand for goods and services. At the same time, prospects for the global economy are improving. Europe is gaining strength while Japan, the main economic engine for Asia, appears to have stabilized and may be starting to expand. Many of the emerging economies in the region have begun to produce positive economic growth. Although several countries in Latin America are experiencing recessions and financial dislocations, the region's downturn does not appear to be as severe as first feared. The financial difficulties in Latin America have not have spread to other parts of the world. That suggests that the crisis that engulfed the financial markets one year ago has begun to abate.

Improving conditions overseas, in our view, is one factor contributing to the recent weakness in the foreign exchange value of the U.S. dollar. While the decline in the dollar is too recent and too modest to have had an impact on import prices, investors now face the worry that continuing weakness in the dollar could eventually result in rising import prices which, in turn, could cause domestic inflation to climb. Furthermore, oil production has dropped, excess supplies have dwindled, and oil prices have rebounded from the lows of last year. Because of the rise in gasoline and other petroleum products, the rate of inflation as measured by the Consumer Price Index has begun to accelerate. It is important to note, however, that once food and energy prices are excluded, consumer price inflation remains very tame. It was in response to all of these trends, that the Federal Reserve acted to slow down the U.S. economy in order to forestall a rise in the rate of inflation and raised short-term interest rates at the end of June and again in August.

These trends have resulted in months of unsettled trading in the financial markets. The yield on the benchmark 30-year Treasury bond rose almost 100 basis points from 5% at the end of 1998 to 6% by early June. Since then long-term interest rates have oscillated between 5.9% and 6.2%. The stock market, after a strong start to the year, entered a narrow trading range in the third fiscal quarter, with the Dow Jones Industrial Average trading between 10,500 and 11,500. Despite the choppy financial market conditions, Castle Convertible Fund gained ground during the summer, producing a positive total return for the third fiscal quarter ended July 31st.

                                       Respectfully submitted,



                                       /s/ David D. Alger
                                       -----------------------
                                       David D. Alger
                                       President

September 17, 1999


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 1999

 Principal    Corporate Convertible
  Amount      Bonds-36.1%                                          Value
---------------------------------------------------------------------------

              COMMUNICATIONS-1.1%
$  500,000    Nextel Communications Inc.,
               Sr. Notes, 4.75%, 7/1/07(a)                      $   643,125
                                                                -----------
              COMMUNICATION EQUIPMENT-3.0%
   500,000    DSC Communications Corp., Cv.
               Sub. Notes, 7.00%, 8/1/04(a)                         517,493
 1,200,000    DSC Communications Corp., Cv.
               Sub. Notes, 7.00%, 8/1/04                          1,241,982
                                                                -----------
                                                                  1,759,475
                                                                -----------
              COMPUTER RELATED & BUSINESS
               EQUIPMENT-3.2%
   250,000    Doubleclick Inc., Cv. Sub.
               Notes, 4.75%, 3/15/06(a)                             280,313
   300,000    Mindspring Enterprises Inc.,
               Cv. Sub. Notes, 5.00%, 4/15/06                       241,687
 1,500,000    Quantum Corporation, Cv. Sub.
               Notes, 7.00%, 8/1/04                               1,385,625
                                                                -----------
                                                                  1,907,625
                                                                -----------
              HEALTH CARE-5.0%
   900,000    Alpharma Inc., Cv. Sub. Notes, 5.75%, 4/1/05        1,273,500
 1,700,000    Cetus Corp., Cv. Euro, 5.25%, 5/21/02               1,700,000
                                                                -----------
                                                                  2,973,500
                                                                -----------
              LEISURE & ENTERTAINMENT-2.0%
   850,000    Speedway Motorsport, Inc., Cv.
               Sub. Deb., 5.75%, 9/30/03                          1,200,625
                                                                -----------
              MANUFACTURING-2.2%
 1,250,000    Quanex Corp., Cv. Sub. Deb., 6.88%, 6/30/07         1,278,125
                                                                -----------
              PRINTING-4.2%
 1,695,000    Scholastic Corp., Cv. Sub.
               Notes, 5.00%, 8/15/05(a)                           1,561,519
   900,000    World Color Press Inc., Cv. Sub.
               Notes, 6.00%, 10/1/07                                922,500
                                                                -----------
                                                                  2,484,019
                                                                -----------
              REAL ESTATE-1.7%
 1,000,000    Developers Diversified Realty Corp.,
               Cv. Sub. Deb., 7.00%, 8/15/99                      1,005,000
                                                                -----------
              RETAILING-8.4%
 1,250,000    Amazon.com Inc., Sr. Cv. Sub.
               Notes, 4.75%, 2/1/09(a)                            1,021,875
 1,500,000    Genesco Inc., Cv. Sub. Notes,
               5.50%, 4/15/05(a)                                  1,260,938
 1,500,000    Michaels Stores Inc., Cv. Sub.
               Deb., 6.75%, 1/15/03                               1,473,750
 1,500,000    Sunglass Hut Inc., Cv. Sub.
               Notes, 5.25%, 6/15/03                              1,235,625
                                                                -----------
                                                                  4,992,188
                                                                -----------
              SEMICONDUCTORS-5.3%
 1,400,000    Micron Technology, Inc., Cv. Sub.
               Notes, 7.00%, 7/1/04                               1,638,000
 1,250,000    Photronics Inc., Cv. Sub. Notes,
               6.00%, 6/1/04                                      1,482,031
                                                                -----------
                                                                  3,120,031
                                                                -----------
              Total Corporate Convertible Bonds
               (Cost $20,417,785)                                21,363,713
                                                                -----------


              Convertible Preferred
  Shares       Securities-40.7%                                    Value
---------------------------------------------------------------------------

              AEROSPACE & AIRLINES-1.8%
    22,000    Coltec Capital Trust, 5.25%, Cv. Pfd.(a)          $ 1,089,000
                                                                -----------
              BUILDING & CONSTRUCTION-4.2%
    30,000    Owens Corning Capital LLC,
               $3.25 Monthly Income Pfd.(a)                       1,378,125
    30,000    TXI Capital Trust I, 5.50%, Cv. Pfd.                1,117,500
                                                                -----------
                                                                  2,495,625
                                                                -----------
              CHEMICALS & PHARMACEUTICALS-3.0%
     1,800    Hercules Trust II, 6.50%, Cv. Pfd.
               (Crest Units)                                      1,780,200
                                                                -----------
              ENERGY-7.4%
    35,000    Devon Financing Trust, $3.25, Cv. Pfd.              2,161,250
    40,000    Unocal Capital Trust II, 6.25%, Cv. Pfd.            2,230,000
                                                                -----------
                                                                  4,391,250
                                                                -----------
              FINANCIAL SERVICES-3.1%
    60,000    CNB Capital Trust I, 6.00%, Cv. Pfd.                1,815,000
                                                                -----------
              FOODS & BEVERAGES-1.7%
    30,000    Suiza Capital Trust II, 5.50%, Cv. Pfd.             1,003,125
                                                                -----------
              LEISURE & ENTERTAINMENT-2.5%
    10,000    Royal Caribbean Cruises Limited,
               $3.625 Cv. Pfd. A                                  1,460,000
                                                                -----------
              PACKAGING PRODUCTS-2.7%
     9,000    International Paper Capital Trust,
               5.25%, Cv. Pfd.                                      480,375
    30,000    Owens-Illinois, Inc., $2.375, Cv. Pfd. Class A      1,151,250
                                                                -----------
                                                                  1,631,625
                                                                -----------
              RAILROADS-2.1%
    25,000    Union Pacific Capital Trust, 6.25%, Cv. Pfd.        1,231,250
                                                                -----------
              RAW MATERIALS-1.8%
    20,000    Bethlehem Steel Corporation, $5.00, Cum. Pfd.       1,065,000
                                                                -----------
              REAL ESTATE-1.7%
    40,000    Prologis Trust, 7.00%, Cv. Pfd. B                     985,000
                                                                -----------
              RETAILING-.9%
    10,000    Kmart Financing Trust I, $3.875, Cv. Pfd.             543,750
                                                                -----------
              TRANSPORTATION-1.3%
    14,000    Canadian National Railway Co., 5.25%, Cv. Pfd.        756,000
                                                                -----------
              UTILITIES-4.8%
    20,000    AES Trust II, $2.75 Cv. Pfd., Series B              1,150,000
    35,000    El Paso Energy Capital Trust I,
               4.75%, Cv. Pfd. C                                  1,728,125
                                                                -----------
                                                                  2,878,125
                                                                -----------
              MISCELLANEOUS-1.7%
    20,000    Carriage Services Capital Trust,
               Cv. Pfd. 7.00%(a)                                  1,010,000
                                                                -----------
              Total Convertible Preferred
               Securities (Cost $22,709,152)                     24,134,950
                                                                -----------
              Mandatory Convertible Securities-9.1%
              ENERGY-.7%
    10,000    Apache Corp., Conversion Pfd.
               Series C, 5/15/02(b)                                 387,500
                                                                -----------
              LEISURE & ENTERTAINMENT-2.4%
    20,000    Premier Parks Inc., 7.50% Income
               Equity Securities, 4/1/01(b)                       1,400,000
                                                                -----------
              RETAILING-3.2%
    10,000    CVS Automatic Common Exchange Security Trust,
               $4.23, 5/15/01(b)                                    894,375
    25,000    Dollar General STRYPES Trust,
               $3.352, 5/15/01(b)                                 1,035,938
                                                                -----------
                                                                  1,930,313
                                                                -----------
              UTILITIES-2.8%
    35,000    NISOURCE Inc., 7.75% Premium
               Income Equity Securities, 2/19/03(b)               1,680,000
                                                                -----------
              Total Mandatory Convertible
               Securities (Cost $4,877,200)                       5,397,813
                                                                -----------


  Shares      Common Stocks-8.0%                                   Value
---------------------------------------------------------------------------

              UTILITIES
    28,000    American Electric Power Co., Inc.                 $   990,500
    28,000    New Century Energies Inc.                             971,250
    50,000    OGE Energy Corp.                                    1,184,375
    68,000    Puget Sound Energy Inc.                             1,585,250
                                                                -----------
              Total Common Stocks
               (Cost $3,999,147)                                  4,731,375
                                                                -----------


 Principal    Short-Term Corporate
  Amount       Notes-5.3%
---------------------------------------------------------------------------

$  680,000    Accor, 5.09%,  8/6/99                                678,269
 1,200,000    GTE Funding Inc., 5.08%, 8/18/99                   1,196,613
 1,300,000    Toys 'R' Us Inc., 5.13%, 8/17/99                   1,296,295
                                                                -----------
              Total Short-Term Corporate Notes
               (Cost $3,171,177)                                 3,171,177
                                                                -----------
Total Investments (Cost $55,174,461)                  99.2%     58,799,028
Other Assets in Excess of Liabilities                   .8         444,821
                                                     ---------------------
Total Net Assets                                     100.0%    $59,243,849
                                                     =====================
Net Asset Value Per Share                                      $     26.50
                                                               ===========

--------------------
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

                            --------------------

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the nine months ended July 31, 1999 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                                $1,419,000
    Interest                                                                  1,219,974
                                                                             ----------
      Total Income                                                            2,638,974

      Total Expenses                                                            454,393
                                                                             ----------
NET INVESTMENT INCOME                                                         2,184,581
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                            $1,115,244
  Net change in unrealized appreciation on investments         1,955,756
                                                              ----------
    Net realized and unrealized gain (loss) on investments                    3,071,000
                                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $5,255,581
                                                                             ==========


     CASTLE  |
CONVERTIBLE  | Meeting the challenge
      FUND,  | of investing
       INC.  |


Board of Directors
Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
---------------------------------------------------------------------------

Investment Adviser

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
---------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
---------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.



     CASTLE  |
CONVERTIBLE  | Meeting the challenge
      FUND,  | of investing
       INC.  |



                              Quarterly Report
                                July 31, 1999



